Other Expense, Net	3 Months Ended
Mar. 31, 2022
Other Expense, Net [Abstract]
OTHER EXPENSE, NET

14. OTHER EXPENSE, NET

Other expense, net on the condensed consolidated statements of operations and comprehensive loss is comprised of the following for the three months ended March 31, 2022 and 2021, respectively:

	March 31, 2022	March 31, 2021
Other expense, net:
Interest income	$2	$5
Change in fair value of derivative and warrant liability	(592)	(1,403)
Other expense, net	(467)	(328)
Total other expense, net	$(1,057)	$(1,726)